Investment Securities, Equity Securities with Readily Determinable Fair Values and Other Investments (Unrealized Losses) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Available for sale:
Fair value, less than 12 months	$ 1,526,071	$ 3,037,188
Unrealized losses, less than 12 Months	(93,419)	(53,060)
Fair value, 12 months or more	2,566,975	423,733
Unrealized losses, 12 Months or More	(511,853)	(5,177)
Fair value, Total	4,093,046	3,460,921
Unrealized losses, Total	(605,272)	(58,237)
US Treasury Securities
Available for sale:
Fair value, less than 12 months	49,394
Unrealized losses, less than 12 Months	(359)
Fair value, Total	49,394
Unrealized losses, Total	(359)
Residential mortgage-backed securities
Available for sale:
Fair value, less than 12 months	1,357,905	3,037,188
Unrealized losses, less than 12 Months	(87,815)	(53,060)
Fair value, 12 months or more	2,566,975	423,733
Unrealized losses, 12 Months or More	(511,853)	(5,177)
Fair value, Total	3,924,880	3,460,921
Unrealized losses, Total	(599,668)	$ (58,237)
States and political subdivisions
Available for sale:
Fair value, less than 12 months	118,772
Unrealized losses, less than 12 Months	(5,245)
Fair value, Total	118,772
Unrealized losses, Total	$ (5,245)